Fair Value Measurement - Valuation Techniques and Quantitative Information About Significant Non-observable Inputs Used In Level 3 Financial Instruments (Detail) - Level 3 of fair value hierarchy [member]
$ in Millions
	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	$ 953	$ 1,422	$ 1,588
Financial liabilities, fair value	(2,116)	(1,995)	(1,009)
Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(242)	(409)	(742)
Loans mandatorily measured at FVTPL Business and government [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	144
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	587	459	396
Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	151	207	55
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(52)	(50)	(54)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	46	45	49
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(5)	(3)	(77)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	4	4	13
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(1,817)	(1,533)	(136)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	21	$ 18	$ 35
Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(226)
Other liabilities designated at FVTPL [member] | Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	$ (16)
Bottom of range [member] | Loans mandatorily measured at FVTPL Business and government [member] | Discounted cash flow [member] | Credit spread [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.021
Bottom of range [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member] | Discounted cash flow [member] | Credit spread [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.066
Bottom of range [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member] | Market approach [member] | Market proxy or direct broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.5
Bottom of range [member] | Credit derivatives [member] | Derivative liabilities [member] | Market approach [member] | Market proxy or direct broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.343
Bottom of range [member] | Credit derivatives [member] | Derivative Assets [member] | Market approach [member] | Market proxy or direct broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.343
Bottom of range [member] | Equity derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.368
Bottom of range [member] | Equity derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.418
Bottom of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Probability assumption [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	1
Bottom of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.572
Bottom of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.572
Bottom of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Probability assumption [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	1
Bottom of range [member] | Corporate equity limited partenrship [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member] | Earnings multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	9.8
Bottom of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.151
Bottom of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	(1)
Bottom of range [member] | Other liabilities designated at FVTPL [member] | Deposits and other liabilities [member] | Option pricing model [member] | Funding ratio [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.345
Top of range [member] | Loans mandatorily measured at FVTPL Business and government [member] | Discounted cash flow [member] | Credit spread [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.021
Top of range [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member] | Discounted cash flow [member] | Credit spread [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.072
Top of range [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member] | Market approach [member] | Market proxy or direct broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.5
Top of range [member] | Credit derivatives [member] | Derivative liabilities [member] | Market approach [member] | Market proxy or direct broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.343
Top of range [member] | Credit derivatives [member] | Derivative Assets [member] | Market approach [member] | Market proxy or direct broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.343
Top of range [member] | Equity derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.984
Top of range [member] | Equity derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.963
Top of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Probability assumption [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	1
Top of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	1.433
Top of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	1.433
Top of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Probability assumption [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	1
Top of range [member] | Corporate equity limited partenrship [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member] | Earnings multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	16.3
Top of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.191
Top of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	1
Top of range [member] | Other liabilities designated at FVTPL [member] | Deposits and other liabilities [member] | Option pricing model [member] | Funding ratio [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.345